CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income (loss) for the year	$ 112,211	$ (47,065)	$ (23,720)
Items that will be reclassified subsequently to profit or loss
Exchange differences arising from translating financial statements of foreign operations	2,440	7,002	(14,067)
Reclassification adjustment for exchange differences to statements of operations for subsidiaries deconsolidated	672	(11,306)	(560)
Net exchange difference	3,112	(4,304)	(14,627)
Fair value gain (loss) on available-for-sale securities		542	(73)
Reclassification of fair value (gain) loss on available-for-sale securities to statements of operations for securities disposed of or impaired		(52)	141
Net fair value gain on available-for-sale securities		490	68
Fair value loss on securities at fair value through other comprehensive income	(75)
Reclassification of reversal of impairment charge to statement of operations	(3)
Net fair value loss on securities at fair value through other comprehensive income	(78)
Items that will not be reclassified subsequently to profit or loss Remeasurement of net defined benefit liabilities
Remeasurement of net defined benefit liabilities		219	192
Other comprehensive (loss) income	3,034	(3,595)	(14,367)
Total comprehensive income (loss) for the year	115,245	(50,660)	(38,087)
Comprehensive income attributable to non-controlling interests	(277)	(683)	(1,585)
Comprehensive income (loss) attributable to owners of the parent company	$ 114,968	$ (51,343)	$ (39,672)